SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of RSUs
Granted	13,825,592
2010 Plan
Number of RSUs
Exercisable	359,202
Weighted-average grant date fair value
Weighted average exercise price, exercisable	$ 0.17
Weighted-average remaining contractual terms (Years)
Aggregate intrinsic value, vested	$ 222
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	2,579,806
Granted	13,825,592
Vested	(11,355,582)
Forfeited	(137,349)
Unvested, ending balance	4,912,467	2,579,806
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 8.07
Weighted average grant date fair value, granted	2
Weighted average grant date fair value, vested	2.03
Weighted average grant date fair value, forfeited	6.32
Unvested, ending balance (in dollars per share)	$ 4.99	$ 8.07
Weighted-average remaining contractual terms (Years)
Weighted average remaining contractual life	2 years 3 months 18 days	6 years 7 months 6 days
Aggregate intrinsic value, unvested	$ 23,285	$ 0